Accumulated Other Comprehensive Income	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
Accumulated Other Comprehensive Income	ACCUMULATED OTHER COMPREHENSIVE INCOME
The following table presents the changes in Accumulated OCI, net of tax and net of noncontrolling interests, for the fiscal years ended March 31, 2023, 2024 and 2025:

	2023 (As Adjusted)	2024 (As Adjusted)	2025
	(in millions)
Accumulated other comprehensive loss, net of taxes:
Net unrealized gains losses on investment securities:
Balance at beginning of fiscal year	¥(676,100)	¥(883,931)	¥(826,271)
Net change during the fiscal year	(207,831)	57,660	(56,790)
Balance at end of fiscal year	¥(883,931)	¥(826,271)	¥(883,061)
Net debt valuation adjustments:
Balance at beginning of fiscal year	¥(14,538)	¥3,268	¥(41,382)
Net change during the fiscal year	17,806	(44,650)	11,261
Balance at end of fiscal year	¥3,268	¥(41,382)	¥(30,121)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Balance at beginning of fiscal year	¥6,277	¥551	¥63
Net change during the fiscal year	(5,726)	(488)	(1,262)
Balance at end of fiscal year	¥551	¥63	¥(1,199)
Defined benefit plans:
Balance at beginning of fiscal year	¥28,946	¥8,350	¥389,392
Net change during the fiscal year	(20,596)	381,042	71,894
Balance at end of fiscal year	¥8,350	¥389,392	¥461,286
Foreign currency translation adjustments:
Balance at beginning of fiscal year	¥938,965	¥1,742,816	¥2,715,823
Net change during the fiscal year	803,851	973,007	298,462
Balance at end of fiscal year	¥1,742,816	¥2,715,823	¥3,014,285
Balance at end of fiscal year	¥871,054	¥2,237,625	¥2,561,190
The following table presents the before tax and net of tax changes in each component of Accumulated OCI for the fiscal years ended March 31, 2023, 2024 and 2025:

	2023 (As Adjusted)			2024 (As Adjusted)			2025
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized losses on investment securities	¥(597,997)	¥158,978	¥(439,019)	¥(72,820)	¥11,993	¥(60,827)	¥(186,230)	¥98,037	¥(88,193)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	337,317	(99,410)	237,907	150,646	(45,320)	105,326	166,982	(51,853)	115,129
Net change	(260,680)	59,568	(201,112)	77,826	(33,327)	44,499	(19,248)	46,184	26,936
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests			6,719			(13,161)			83,726
Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group			(207,831)			57,660			(56,790)
Net debt valuation adjustments:
Net debt valuation adjustments	25,220	(7,722)	17,498	(65,133)	19,944	(45,189)	14,664	(4,470)	10,194
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	444	(136)	308	776	(237)	539	1,538	(471)	1,067
Net change	25,664	(7,858)	17,806	(64,357)	19,707	(44,650)	16,202	(4,941)	11,261
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group			17,806			(44,650)			11,261
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	(38,811)	10,716	(28,095)	7,441	(1,515)	5,926	(5,668)	1,153	(4,515)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	30,966	(8,448)	22,518	(8,197)	1,635	(6,562)	3,585	(717)	2,868
Net change	(7,845)	2,268	(5,577)	(756)	120	(636)	(2,083)	436	(1,647)

	2023 (As Adjusted)			2024 (As Adjusted)			2025
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			149			(148)			(385)
Net unrealized losses on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			(5,726)			(488)			(1,262)
Defined benefit plans:
Defined benefit plans	(128,786)	37,616	(91,170)	566,093	(174,339)	391,754	134,302	(42,213)	92,089
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	98,438	(27,315)	71,123	(13,047)	4,148	(8,899)	(30,034)	9,261	(20,773)
Net change	(30,348)	10,301	(20,047)	553,046	(170,191)	382,855	104,268	(32,952)	71,316
Defined benefit plans attributable to noncontrolling interests			549			1,813			(578)
Defined benefit plans attributable to Mitsubishi UFJ Financial Group			(20,596)			381,042			71,894
Foreign currency translation adjustments:
Foreign currency translation adjustments	916,433	(92,554)	823,879	1,252,155	(160,753)	1,091,402	380,634	3,255	383,889
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(24,424)	7,480	(16,944)	(16,132)	4,939	(11,193)	(26,481)	8,200	(18,281)
Net change	892,009	(85,074)	806,935	1,236,023	(155,814)	1,080,209	354,153	11,455	365,608
Foreign currency translation adjustments attributable to noncontrolling interests			3,084			107,202			67,146
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			803,851			973,007			298,462
Other comprehensive income attributable to Mitsubishi UFJ Financial Group			¥587,504			¥1,366,571			¥323,565
The following table presents the effect of the reclassification of significant items out of Accumulated OCI on the respective line items of the accompanying consolidated statements of income for the fiscal years ended March 31, 2023, 2024 and 2025:

	2023 (As Adjusted)	2024 (As Adjusted)	2025
Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI			Line items in the consolidated statements of income
	(in millions)
Net unrealized losses (gains) on investment securities
Net losses (gains) on sales and redemptions of Available-for-sale debt securities	¥(2,678)	¥149,292	¥150,567	Investment securities gains (losses)—net
Impairment losses on investment securities	359,629	2	12,819	Investment securities gains (losses)—net
Gain on sale of MUFG Union Bank (Note 2)	(28,251)	—	—	Gain on sale of MUFG Union Bank
Other	8,617	1,352	3,596
	337,317	150,646	166,982	Total before tax
	(99,410)	(45,320)	(51,853)	Income tax expense
	¥237,907	¥105,326	¥115,129	Net of tax
Net debt valuation adjustments	¥444	¥776	¥1,538	Equity in earnings of equity method investees—net or Other non-interest income
	444	776	1,538	Total before tax
	(136)	(237)	(471)	Income tax expense
	¥308	¥539	¥1,067	Net of tax
Net unrealized losses (gains) on derivatives qualifying for cash flow hedges Interest rate contracts
Interest rate contracts	¥(4,447)	¥—	¥—	Interest income on Loans, including fees
Foreign exchange contracts	(1,472)	(8,197)	3,585	Interest expense on Long-term debt or Foreign exchange gains (losses)—net
Gain on sale of MUFG Union Bank (Note 2)	36,885	—	—	Gain on sale of MUFG Union Bank
	30,966	(8,197)	3,585	Total before tax
	(8,448)	1,635	(717)	Income tax expense
	¥22,518	¥(6,562)	¥2,868	Net of tax
Defined benefit plans
Net actuarial loss (gain)(1)	¥9,135	¥1,962	¥(14,798)	Other non-interest expenses
Prior service cost(1)	(4,942)	(3,345)	(2,059)	Other non-interest expenses
Loss (gain) on settlements and curtailment, and other(1)	79,850	(11,664)	(13,178)	Other non-interest income or expenses
Gain on sale of MUFG Union Bank (Note 2)	14,395	—	—	Gain on sale of MUFG Union Bank
	98,438	(13,047)	(30,034)	Total before tax
	(27,315)	4,148	9,261	Income tax expense
	¥71,123	¥(8,899)	¥(20,773)	Net of tax
Foreign currency translation adjustments	¥(24,424)	¥(16,132)	¥(26,481)	Other non-interest income
	(24,424)	(16,132)	(26,481)	Total before tax
	7,480	4,939	8,200	Income tax expense
	¥(16,944)	¥(11,193)	¥(18,281)	Net of tax
Total reclassifications for the period	¥442,741	¥114,046	¥115,590	Total before tax
	(127,829)	(34,835)	(35,580)	Income tax expense
	¥314,912	¥79,211	¥80,010	Net of tax

Note:
(1)These Accumulated OCI components are components of net periodic benefit cost. See Note 13 for more information.